Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Basis of Consolidation [Policy Text Block]
a)	Basis of Consolidation

i.	Subsidiaries

Subsidiaries consist of entities over which the Company is exposed to, or has rights to, variable returns as well as ability to offset these returns through the power to direct the relevant activities of the entity. This control is generally evidenced through owning more than 50% of the voting rights or currently exercisable potential voting rights of a company’s share capital. The financial statements of subsidiaries are included in the consolidated financial statements of the Company from the date that control commences until the date that control ceases. Consolidation accounting is applied for all of the Company’s wholly-owned subsidiaries (see note 5).

ii.	Transactions eliminated on consolidation

Inter-company balances, transactions, and any unrealized income and expenses, are eliminated in preparing the consolidated financial statements.

Unrealized gains arising from transactions with associates are eliminated against the investment to the extent of the Company’s interest in the investee. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

Use of Estimates and Judgments [Policy Text Block]
b)	Use of Estimates and Judgments

The preparation of these consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected. Information about critical judgments in applying accounting policies and estimates that have the most significant effect on the amounts recognized in these consolidated financial statements is included in the following notes:

Estimates:

i. Impairment

Assets, including property, plant and equipment, and exploration and evaluation assets, are reviewed for impairment whenever events or changes in circumstances indicate that their carrying amounts exceed their recoverable amounts. If an impairment assessment is required, the assessment of fair value often requires estimates and assumptions such as discount rates, exchange rates, commodity prices, rehabilitation and restoration costs, future capital requirements and future operating performance. Changes in such estimates could impact recoverable values of these assets. Estimates are reviewed regularly by management.

ii. Share-based payment transactions

The Company measures the cost of equity-settled transactions with employees by reference to the fair value of the equity instruments at the date at which they are granted. Estimating fair value for share-based payment transactions requires determining the most appropriate valuation model, which is dependent on the terms and conditions of the grant. This estimate also requires determining the most appropriate inputs to the valuation model including the expected life of the stock option, volatility and dividend yield and making assumptions about them. The assumptions and models used for estimating fair value for share-based payment transactions are disclosed in Note 15.

For warrant-based derivative financial instruments, the Company uses the Black-Scholes option pricing model to estimate fair value of the derivative instruments. The assumptions and models used for estimating fair value of warrant-based derivative financial instruments are disclosed in Note 14.

Judgments:

i. Provisions and contingencies

The amount recognized as provision, including legal, contractual, constructive and other exposures or obligations, is the best estimate of the consideration required to settle the related liability, including any related interest charges, taking into account the risks and uncertainties surrounding the obligation. In addition, contingencies will only be resolved when one or more future events occur or fail to occur. Therefore assessment of contingencies inherently involves the exercise of significant judgment and estimates of the outcome of future events. The Company assesses its liabilities and contingencies based upon the best information available, relevant tax laws and other appropriate requirements. As at December 31, 2018 and 2017, the Company does not have any material asset retirement obligations related to its exploration and evaluation assets.

ii. Title to mineral property interests

Although the Company has taken steps to verify title to mineral properties in which it has an interest, these procedures do not guarantee the Company’s title. Such properties may be subject to prior agreements or transfers and title may be affected by undetected defects, government renegotiation, other legal claims, and non-compliance with regulatory, social and environmental requirements.

iii. Exploration and evaluation expenditure

The application of the Company’s accounting policy for exploration and evaluation expenditure requires significant judgment in determining whether it is likely that future economic benefits will flow to the Company, which may be based on assumptions about future events or circumstances. Estimates and assumptions made may change if new information becomes available. There are key circumstances that would indicate a test for impairment is required, which include: the expiry of the right to explore, substantive expenditure on further exploration is not planned, exploration for and evaluation of the mineral resources in the area have not led to discovery of commercially viable quantities, and/or sufficient data exists to show that the carrying amount of the asset is unlikely to be recovered in full from successful development or by sale. If information becomes available suggesting impairment, the amount capitalized is written off in the consolidated statement of loss and comprehensive loss during the year the new information becomes available.

Significant judgements have been made with regards to the potential for indicators of impairment. This includes judgements related to the ability to carry out the desired exploration activities as a result of various permits currently being under force majeure due to the poor security situation at the North Kivu property and the need to allocate resources amongst different projects based on the availability of capital and funding.

iv. Functional and presentation currency

Judgment is required to determine the functional currency of the Company and its subsidiaries. These judgments are continuously evaluated and are based on management’s experience and knowledge of the relevant facts and circumstances.

v. Going concern.

See Note 2(b).

Foreign Currency Translation [Policy Text Block]
c)	Foreign Currency Translation

i. Functional and presentation currency

These consolidated financial statements are presented in United States dollars (“$”), which is the Company’s functional and presentation currency. The United States dollar was determined to be the functional currency of the Company’s Congo subsidiaries. References to Cdn$ represent Canadian dollars.

ii. Foreign currency transactions

The functional currency for each of the Company’s subsidiaries and any associates is the currency of the primary economic environment in which the entity operates. Transactions entered into by the Company’s subsidiaries and any associates in a currency other than the currency of the primary economic environment in which they operate (their "functional currency") are recorded at the rates ruling when the transactions occur except depreciation and amortization which are translated at the rates of exchange applicable to the related assets, with any gains or losses recognized in the consolidated statements of loss and comprehensive loss. Foreign currency monetary assets and liabilities are translated at current rates of exchange with the resulting gain or losses recognized in the statements of loss and comprehensive loss. Non-monetary assets and liabilities are translated using the historical exchange rates. Non-monetary assets and liabilities measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined.

Cash and Cash Equivalents [Policy Text Block]
d)	Cash and Cash Equivalents

Cash and cash equivalents includes cash on hand, deposits held on call with financial institutions, and other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts.

Financial assets and liabilities (IFRS 9 applicable from January 1, 2018) [Policy Text Block]
e)	Financial assets and liabilities (IFRS 9 applicable from January 1, 2018) Financial assets

Initial recognition and measurement

Non-derivative financial assets within the scope of IFRS 9 are classified and measured as “financial assets at fair value”, as either FVPL or FVOCI, and “financial assets at amortized cost”, as appropriate. The Company determines the classification of financial assets at the time of initial recognition based on the Company’s business model and the contractual terms of the cash flows.

All financial assets are recognized initially at fair value plus, in the case of financial assets not at FVPL, directly attributable transaction costs on the trade date at which the Company becomes a party to the contractual provisions of the instrument.

Financial assets with embedded derivatives are considered in their entirety when determining their classification at FVPL or at amortized cost. The Company has classified accounts receivable on provisionally priced sales as financial assets measured at FVPL. Other accounts receivable held for collection of contractual cash flows are measured at amortized cost.

Subsequent measurement – financial assets at amortized cost

After initial recognition, financial assets measured at amortized cost are subsequently measured at the end of each reporting period at amortized cost using the Effective Interest Rate (“EIR”) method. Amortized cost is calculated by taking into account any discount or premium on acquisition and any fees or costs that are an integral part of the EIR.

Subsequent measurement – financial assets at FVPL

Financial assets measured at FVPL include financial assets management intends to sell in the short term and any derivative financial instrument that is not designated as a hedging instrument in a hedge relationship. Financial assets measured at FVPL are carried at fair value in the consolidated statements of financial position with changes in fair value recognized in other income or expense in the consolidated statements of earnings (loss).

Subsequent measurement – financial assets at FVOCI

Financial assets measured at FVOCI are non-derivative financial assets that are not held for trading and the Company has made an irrevocable election at the time of initial recognition to measure the assets at FVOCI. The Company does not measure any financial assets at FVOCI.

After initial measurement, investments measured at FVOCI are subsequently measured at fair value with unrealized gains or losses recognized in other comprehensive income or loss in the consolidated statements of comprehensive income (loss). When the investment is sold, the cumulative gain or loss remains in accumulated other comprehensive income or loss and is not reclassified to profit or loss.

Dividends from such investments are recognized in other income in the consolidated statements of earnings (loss) when the right to receive payments is established.

Derecognition

A financial asset is derecognized when the contractual rights to the cash flows from the asset expire, or the Company no longer retains substantially all the risks and rewards of ownership.

Impairment of financial assets

The Company’s only financial assets subject to impairment are advances receivable, which are measured at amortized cost. The Company has elected to apply the simplified approach to impairment as permitted by IFRS 9, which requires the expected lifetime loss to be recognized at the time of initial recognition of the receivable. To measure estimated credit losses, advances receivable have been grouped based on shared credit risk characteristics, including the number of days past due. An impairment loss is reversed in subsequent periods if the amount of the expected loss decreases and the decrease can be objectively related to an event occurring after the initial impairment was recognized.

Financial liabilities

Initial recognition and measurement

Financial liabilities are measured at amortized cost, unless they are required to be measured at FVPL as is the case for held for trading or derivative instruments, or the Company has opted to measure the financial liability at FVPL. The Company’s financial liabilities include accounts payable, accrued liabilities, due to related parties, employee retention allowance, and loans, which are each measured at amortized cost. All financial liabilities are recognized initially at fair value and in the case of long-term debt, net of directly attributable transaction costs.

Subsequent measurement – financial liabilities at amortized cost

After initial recognition, financial liabilities measured at amortized cost are subsequently measured at the end of each reporting period at amortized cost using the EIR method. Amortized cost is calculated by taking into account any discount or premium on acquisition and any fees or costs that are an integral part of the EIR.

Derecognition

A financial liability is derecognized when the obligation under the liability is discharged, cancelled or expires with any associated gain or loss recognized in other income or expense in the consolidated statements of earnings (loss).

Financial assets and liabilities (IAS 39 applicable prior to January 1, 2018) [Policy Text Block]
f)	Financial assets and liabilities (IAS 39 applicable prior to January 1, 2018)

Financial Assets

A financial asset is classified as either financial assets at fair value through profit or loss (“FVTPL”), loans and receivables, held to maturity investments (“HTM”), or available for sale financial assets (“AFS”), as appropriate at initial recognition and, except in very limited circumstances, the classification is not changed subsequently. The classification is determined at initial recognition and depends on the nature and purpose of the financial asset. The Company does not have any financial assets that are classified as HTM and AFS. A financial asset is derecognized when contractual rights to the asset’s cash flows expire or if substantially all the risks and rewards of the asset are transferred.

Financial assets at FVTPL

A financial asset is classified as FVTPL when the financial asset is held for trading or it is designated upon initial recognition as an FVTPL. A financial asset is classified as held for trading if (1) it has been acquired principally for the purpose of selling or repurchasing in the near term; (2) it is part of an identified portfolio of financial instruments that the Company manages and has an actual pattern of short term profit taking; or (3) it is a derivative that is not designated and effective as a hedging instrument. Financial assets at FVTPL are carried in the consolidated statements of financial position at fair value with changes in fair value recognized in profit or loss. Transaction costs are expensed as incurred. The Company has classified cash and cash equivalents as FVTPL.

Loans and receivables

Loans and receivables are initially recognized at fair value plus transaction costs that are directly attributable to their acquisition or issue, and are subsequently carried at amortized cost less losses for impairment. The impairment loss of receivables is based on a review of all outstanding amounts at period end. Bad debts are written off during the period in which they are identified. Amortized cost is calculated taking into account any discount or premium on acquisition and includes fees that are an integral part of the effective interest rate and transaction costs. Gains and losses are recognized in the statements of loss and comprehensive loss when the loans and receivables are derecognized or impaired, as well as through the amortization process. The Company has classified advances receivable and balances due from related parties as loans and receivables.

Impairment of financial assets

The Company assesses at each reporting date whether a financial asset or a group of financial assets is impaired. A financial asset or group of financial assets is deemed to be impaired, if, and only if, there is objective evidence of impairment as a result of one or more events that has occurred after the initial recognition of the asset and that event has an impact on the estimated future cash flows of the financial asset or the group of financial assets that can be reliably estimated.

Financial Liabilities

Financial liabilities are classified as FVTPL, or other financial liabilities, as appropriate upon initial recognition. The common share purchase warrants are a liability classified as FVTPL. The common share purchase warrants are revalued at each reporting period, with a gain or loss reported on the consolidated statement of loss and comprehensive loss. A financial liability is derecognized when the obligation under the liability is discharged, cancelled or expired.

Financial liabilities classified as other financial liabilities are initially recognized at fair value less directly attributable transaction costs. Subsequent to the initial recognition, other financial liabilities are measured at amortized cost using the effective interest method. The Company’s other financial liabilities include accounts payable, accrued liabilities, due to related parties, and employee retention allowance.

Earnings (loss) Per Share [Policy Text Block]
g)	Earnings (loss) Per Share

Basic earnings (loss) per share is computed by dividing the net income (loss) applicable by the weighted average number of common shares outstanding during the reporting period. Diluted earnings (loss) per share is computed by dividing the net income (loss) by the sum of the weighted average number of common shares issued and outstanding during the reporting period and all additional common shares for the assumed exercise of options and warrants outstanding for the reporting period, if dilutive. When the Company is incurring losses, basic and diluted loss per share are the same since including the exercise of outstanding options and share purchase warrants in the diluted loss per share calculation would be anti-dilutive.

Property, Plant and Equipment (PPE) [Policy Text Block]
h)	Property, Plant and Equipment (“PPE”)

i. Recognition and measurement

Items of PPE are measured at cost less accumulated depreciation and accumulated impairment losses. Cost includes expenditures that are directly attributable to the acquisition of the asset. The cost of self-constructed assets includes the cost of materials, directed labor and any other cost directly attributable to bring the asset to the location and condition necessary to be capable of operating in the manner intended by the Company.

ii. Subsequent costs

The cost of replacing part of an item of PPE is recognized in the carrying amount of the item if it is probable that the future economic benefits embodied within the part will flow to the Company and its cost can be measured reliably. The carrying amount of the replaced part is derecognized and included in net loss. If the carrying amount of the replaced component is not known, it is estimated based on the cost of the new component less estimated depreciation. The costs of the day-to-day servicing of property, plant and equipment are recognized in the statement of loss.

iii. Depreciation

Depreciation is based on the cost of an asset less its residual value. Significant components of individual assets are assessed to determine whether a component has an estimated useful life that is different from that of the remainder of that asset, in which case that component is depreciated separately. Depreciation is recognized in profit or loss over the estimated useful lives of each item or component of an item of PPE as follows:

•	Field camps and equipment	straight line over 4 Years

•	Furniture and fixtures	straight line over 4 Years

•	Office and communications equipment	straight line over 4 Years

•	Vehicles	straight line over 4 Years

•	Leasehold improvements	straight line over the lease term

Depreciation methods, useful lives and residual values are reviewed annually and adjusted, if appropriate. Depreciation commences when an asset is available for use. Changes in estimates are accounted for prospectively.

Exploration and Evaluation Assets [Policy Text Block]
i)	Exploration and Evaluation Assets

All direct costs related to exploration and evaluation of mineral properties, net of incidental revenues and recoveries, are capitalized under exploration and evaluation assets. Exploration and evaluation expenditures include such costs as acquisition of rights to explore; sampling, trenching and surveying costs; costs related to topography, geology, geochemistry and geophysical studies; drilling costs and costs in relation to technical feasibility and commercial viability of extracting a mineral resource.

Exploration and evaluation expenditures incurred by Randgold Resources (DRC) Limited (“Randgold”) under the Farm-in arrangement (See note 9) are recorded on a cost-based approach and accounted in the same way as they would for expenditures directly incurred by the Company as described in the above paragraph. Exploration and evaluation expenditures incurred by Randgold are offset by funding received from Randgold such that no liability arises before an approved pre-feasibility study is completed.

Impairment of Non-Financial Assets [Policy Text Block]
j)	Impairment of Non-Financial Assets

The Company’s PPE, exploration and evaluation assets, and intangible assets are assessed for indication of impairment at each consolidated statement of financial position date. Exploration and evaluation assets are assessed for impairment when facts and circumstances suggest that the carrying amount of an exploration and evaluation asset may exceed its recoverable amount. When facts and circumstances suggest that the carrying amount exceeds the recoverable amount, an entity shall measure, present and disclose any resulting impairment in accordance with IAS 36 Impairment of Assets. Internal factors, such as budgets and forecasts, as well as external factors, such as expected future prices, costs and other market factors are also monitored to determine if indications of impairment exist. If any indication of impairment exists, an estimate of the asset’s recoverable amount is calculated. The recoverable amount is determined as the higher of the fair value less costs to sell for the asset and the asset’s value in use. This is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or the Company’s assets. If this is the case, the individual assets are grouped together into cash generating units (“CGU”) for impairment purposes. Such CGUs represent the lowest level for which there are separately identifiable cash inflows that are largely independent of the cash flows from other assets.

If the carrying amount of the asset exceeds its recoverable amount, the asset is impaired and an impairment loss is charged to the statements of loss and comprehensive loss so as to reduce the carrying amount to its recoverable amount (i.e., the higher of fair value less cost to sell and value in use). Fair value less cost to sell is the amount obtainable from the sale of an asset or CGU in an arm’s length transaction between knowledgeable, willing parties, less the costs of disposal. Value in use is determined as the present value of the future cash flows expected to be derived from an asset or CGU. Estimated future cash flows are calculated using estimated future prices, any mineral reserves and resources and operating and capital costs. All assumptions used are those that an independent market participant would consider appropriate. The estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which estimates of future cash flows have not been adjusted. During the year ended December 31, 2018, the Company recognized impairment of exploration and evaluation assets for $nil (December 31, 2017 and 2016- $nil) to adjust the carrying value of the assets to their fair value, using a level 3 value in use methodology.

Income Taxes [Policy Text Block]
k)	Income Taxes

Income tax expense consists of current and deferred tax expense. Income tax expense is recognized in the statement of loss, except to the extent that it relates to items recognized in other comprehensive income or directly in equity. In this case, the tax is also recognized in other comprehensive income or directly in equity.

Current income tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute current income tax assets and liabilities are measured at future anticipated tax rates, which have been enacted or substantively enacted at the reporting date. Current tax assets and current tax liabilities are only offset if a legally enforceable right exists to set off the amounts, and the Company intends to settle on a net basis, or to realize the asset and settle the liability simultaneously.

Deferred taxation is provided on all qualifying temporary differences at the reporting date between the tax basis of assets and liabilities and their carrying amounts for financial reporting purposes. Deferred tax assets are only recognized to the extent that it is probable that the deductible temporary differences will reverse in the foreseeable future and future taxable profit will be available against which the temporary difference can be utilized.

Deferred tax liabilities and assets are not recognized for temporary differences between the carrying amount and tax bases of investments in controlled entities where the parent entity is able to control the timing of the reversal of the temporary differences and it is probable that the differences will not reverse in the foreseeable future. Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets and liabilities and when the deferred tax balances relate to the same taxation authority.

Share-Based Payments [Policy Text Block]
l)	Share-Based Payments

Equity-settled share-based payments for directors, officers and employees are measured at fair value at the date of grant and recorded as compensation expense in the consolidated financial statements. The fair value determined at the grant date of the equity-settled share-based payments is expensed over the vesting period based on the Company’s estimate of options that will eventually vest. The number of forfeitures likely to occur is estimated on grant date and is revised as deemed necessary.

Compensation expense on stock options granted to consultants is measured at the earlier of the completion of performance and the date the options are vested using the fair value method and is recorded as an expense in the same period as if the Company had paid cash for the goods or services received.

When the value of goods or services received in exchange for the share-based payment cannot be reliably estimated, the fair value is measured by use of a Black-Scholes valuation model. The expected life used in the model is adjusted, based on management’s best estimate, for the effects of non-transferability, exercise restrictions, and behavioural considerations.

Any consideration paid by directors, officers, employees and consultants on exercise of equity-settled share-based payments is credited to share capital. Shares are issued from treasury upon the exercise of equity-settled share-based instruments.

Provisions and Contingencies [Policy Text Block]
m)	Provisions and Contingencies

Provisions are recognized when a legal or constructive obligation exists, as a result of past events, and it is probable that an outflow of resources that can be reliably estimated will be required to settle the obligation. Where the effect is material, the provision is discounted using an appropriate current market-based pre-tax discount rate. The increase in the provision due to passage of time is recognized as interest expense.

When a contingency substantiated by confirming events, can be reliably measured and is likely to result in an economic outflow, a liability is recognized as the best estimate required to settle the obligation. A contingent liability is disclosed where the existence of an obligation will only be confirmed by future events, or where the amount of a present obligation cannot be measured reliably or will likely not result in an economic outflow. Contingent assets are only disclosed when the inflow of economic benefits is probable. When the economic benefit becomes virtually certain, the asset is no longer contingent and is recognized in the consolidated financial statements.

Related Party Transactions [Policy Text Block]
n)	Related Party Transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. Related party transactions are in the normal course of business and have commercial substance.

Decommisionning obligations [Policy Text Block]
o)	Decommisionning obligations

The Company recognizes an estimate of the liabilities associated with decommissioning obligations when it has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation, and a reliable estimate of the obligation can be made. The estimated fair value of the decommissioning obligations is recorded as a long-term liability, with a corresponding increase in the carrying amount of the related asset. The capitalized amount is amortized over the estimated life of the asset. The liability amount is increased each reporting period due to the passage of time and the amount of accretion is charged to any earnings in the period. The decommissioning obligations are charged against the decommissioning obligations to the extent of the liability recorded. The Company has no material decommissioning obligations as at December 31, 2018 and 2017.

Newly Applied Accounting Standards [Policy Text Block]
p)	Newly Applied Accounting Standards

Effective January 1, 2018, the Company adopted IFRS 9, Financial Instruments, and IFRS 15, Revenue from Contracts with Customers, which resulted in changes in accounting policies as described below. In accordance with the transitional provisions in both standards, the Company adopted these standards retrospectively without restating comparatives, with the cumulative impact adjusted in the opening balances as at January 1, 2018. There were no effects on opening balances at January 1, 2018 with respect to the adoption of these policies.

IFRS 9, Financial Instruments

IFRS 9 replaces International Accounting Standard (“IAS”) 39, Financial Instruments: Recognition and Measurement. IFRS 9 introduces new requirements for the classification, measurement and impairment of financial assets and hedge accounting. It establishes two primary measurement categories for financial assets: (i) amortized cost and (ii) fair value either through profit or loss (“FVPL”) or through other comprehensive income (“FVOCI”); establishes criteria for the classification of financial assets within each measurement category based on business model and cash flow characteristics; and eliminates the existing held for trading, held to maturity, available for sale, loans and receivable and other financial liabilities categories. IFRS 9 also introduces a new expected credit loss model for the purpose of assessing the impairment of financial assets and requires that there be a demonstrated economic relationship between the hedged item and hedging instrument.

Upon adoption of IFRS 9, the two main changes in the Company’s accounting policy on financial instruments are: i) equity investments previously classified as available-for-sale are now classified as financial assets measured at FVOCI and ii) derivative instruments previously held for trading now qualify for hedge accounting, including any commodity swap and option contracts, to the extent they comply with the IFRS 9 criteria for hedge accounting.

The following table shows the previous classification under IAS 39 and the new classification under IFRS 9 for the Company’s financial instruments:

Financial instrument classification
	Under IAS 39	Under IFRS 9
Financial assets
Cash and cash equivalents	Loans and receivables	Amortized cost
Advances receivable	Loans and receivables	Amortized cost
Due from related parties	Loans and receivables	Amortized cost

Financial liabilities
Accounts payable and accrued liabilities	Other financial liabilities	Amortized cost
Due to related parties	Other financial liabilities	Amortized cost
Employee retention allowance	Other financial liabilities	Amortized cost
Loans	Other financial liabilities	Amortized cost
Common share purchase warrants	FVPL	FVPL

The Company adopted IFRS 9 retrospectively without restating comparatives and therefore the comparative information in respect of financial instruments for the year ended December 31, 2017 was accounted for in accordance with the Company’s previous accounting policy under IAS 39. See significant accounting policies which outline the current and the previous accounting policies pertaining ro financial instruments.

Accounting Standards Issued But Not Yet Effective [Policy Text Block]
q)	Accounting Standards Issued But Not Yet Effective

The Company has reviewed new and revised accounting pronouncements that have been issued but are not yet effective and determined that the following may have an impact on the Company:

IFRS 16, Leases (“IFRS 16”) was issued by the IASB in January 2016 and will replace IAS 17 Leases. IFRS 16 specifies the methodology to recognize, measure, present and disclose leases. The standard provides a single lessee accounting model, requiring lessees to recognize assets and liabilities for all leases unless the lease term is 12 months or less or the underlying asset has a low value. The mandatory effective date is for annual periods beginning on or after January 1, 2019. The Company is evaluating the impact of this standard on its consolidated financial statements.